                                                             OMB APPROVAL
                                                     OMB Number:       3235-0578
                                                     Expires:  January 31, 2016
                                                     Estimated average burden
                                                     hours per response.....
                                                     10.5

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
    OF REGISTERED MANAGEMENT INVESTMENT COMPANY

  Investment Company Act file number 811-21664

                         Pioneer Pioneer Series Trust III
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  August 31

Date of reporting period:  May 31, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in
ss. 210.12-12  12-14 of Regulation S-X [17 CFR 210.12-12  12-14]. The
schedules need not be audited.

 Pioneer Disciplined Value Fund

 Schedule of Investments 5/31/2014 (unaudited)

 Shares

 Value

 COMMON STOCKS - 98.4%

 Energy - 16.3%

 Oil & Gas Equipment & Services - 2.0%

 347,771

 Halliburton Co.

 $

 22,479,917

 Integrated Oil & Gas - 4.5%

 146,424

 Hess Corp.

 $

 13,368,511

 381,133

 Occidental Petroleum Corp.

 37,995,149

 $

 51,363,660

 Oil & Gas Exploration & Production - 9.8%

 364,216

 Apache Corp.

 $

 33,952,216

 313,642

 Cabot Oil & Gas Corp.

 11,366,386

 344,583

 ConocoPhillips

 27,545,965

 122,740

 EOG Resources, Inc.

 12,985,892

 660,688

 Marathon Oil Corp.

 24,220,822

 $

 110,071,281

 Total Energy

 $

 183,914,858

 Materials - 2.9%

 Commodity Chemicals - 2.9%

 331,760

 LyondellBasell Industries NV

 $

 33,033,343

 Total Materials

 $

 33,033,343

 Capital Goods - 9.5%

 Aerospace & Defense - 2.4%

 293,397

 Honeywell International, Inc.

 $

 27,329,931

 Electrical Components & Equipment - 2.9%

 445,662

 Eaton Corp. Plc

 $

 32,840,833

 Construction & Farm Machinery & Heavy Trucks - 1.5%

 108,934

 Cummins, Inc.

 $

 16,659,277

 Industrial Machinery - 2.7%

 515,900

 Ingersoll-Rand Plc

 $

 30,861,138

 Total Capital Goods

 $

 107,691,179

 Transportation - 5.0%

 Airlines - 5.0%

 784,823

 American Airlines Group, Inc.

 $

 31,518,492

 554,759

 United Continental Holdings, Inc. *

 24,614,657

 $

 56,133,149

 Total Transportation

 $

 56,133,149

 Automobiles & Components - 2.1%

 Automobile Manufacturers - 2.1%

 1,420,446

 Ford Motor Co.

 $

 23,352,132

 Total Automobiles & Components

 $

 23,352,132

 Consumer Durables & Apparel - 2.3%

 Household Appliances - 1.1%

 86,822

 Whirlpool Corp.

 $

 12,463,298

 Apparel, Accessories & Luxury Goods - 1.2%

 100,991

 PVH Corp.

 $

 13,293,445

 Total Consumer Durables & Apparel

 $

 25,756,743

 Retailing - 1.5%

 Department Stores - 1.5%

 273,665

 Macy's, Inc.

 $

 16,389,797

 Total Retailing

 $

 16,389,797

 Food & Staples Retailing - 2.9%

 Drug Retail - 2.9%

 419,779

 CVS Caremark Corp.

 $

 32,877,091

 Total Food & Staples Retailing

 $

 32,877,091

 Food, Beverage & Tobacco - 3.2%

 Soft Drinks - 1.1%

 263,878

 Coca-Cola Enterprises, Inc.

 $

 12,043,392

 Tobacco - 2.1%

 386,594

 Lorillard, Inc.

 $

 24,034,549

 Total Food, Beverage & Tobacco

 $

 36,077,941

 Household & Personal Products - 1.1%

 Personal Products - 1.1%

 160,917

 Nu Skin Enterprises, Inc.

 $

 11,882,111

 Total Household & Personal Products

 $

 11,882,111

 Health Care Equipment & Services - 7.9%

 Health Care Equipment - 2.2%

 401,927

 Medtronic, Inc.

 $

 24,529,605

 Health Care Services - 1.9%

 300,143

 Express Scripts Holding Co. *

 $

 21,451,220

 Managed Health Care - 3.8%

 351,916

 Aetna, Inc.

 $

 27,291,086

 126,356

 Humana, Inc.

 15,726,268

 $

 43,017,354

 Total Health Care Equipment & Services

 $

 88,998,179

 Pharmaceuticals, Biotechnology & Life Sciences - 10.4%

 Biotechnology - 1.1%

 143,663

 Gilead Sciences, Inc. *

 $

 11,666,872

 Pharmaceuticals - 9.3%

 378,049

 Johnson & Johnson

 $

 38,356,855

 616,406

 Merck & Co., Inc.

 35,665,251

 1,055,156

 Pfizer, Inc.

 31,264,272

 $

 105,286,378

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 116,953,250

 Banks - 6.0%

 Regional Banks - 6.0%

 1,011,689

 KeyCorp

 $

 13,850,022

 2,394,284

 Regions Financial Corp.

 24,397,754

 347,163

 The PNC Financial Services Group, Inc.

 29,602,589

 $

 67,850,365

 Total Banks

 $

 67,850,365

 Diversified Financials - 13.8%

 Other Diversified Financial Services - 8.2%

 2,279,803

 Bank of America Corp.

 $

 34,516,217

 724,364

 Citigroup, Inc.

 34,457,995

 649,734

 Voya Financial, Inc.

 23,260,477

 $

 92,234,689

 Specialized Finance - 1.3%

 389,532

 The NASDAQ OMX Group, Inc.

 $

 14,763,263

 Consumer Finance - 2.2%

 429,595

 Discover Financial Services, Inc.

 $

 25,401,952

 Investment Banking & Brokerage - 2.1%

 759,934

 Morgan Stanley Co.

 $

 23,451,563

 Total Diversified Financials

 $

 155,851,467

 Insurance - 5.5%

 Life & Health Insurance - 2.7%

 371,878

 Lincoln National Corp.

 $

 17,835,269

 381,080

 Unum Group

 12,922,423

 $

 30,757,692

 Multi-line Insurance - 1.7%

 540,219

 The Hartford Financial Services Group, Inc.

 $

 18,718,588

 Property & Casualty Insurance - 1.1%

 217,346

 The Allstate Corp.

 $

 12,662,578

 Total Insurance

 $

 62,138,858

 Technology Hardware & Equipment - 5.7%

 Computer Hardware - 3.0%

 54,199

 Apple, Inc.

 $

 34,307,967

 Computer Storage & Peripherals - 1.2%

 512,133

 EMC Corp.

 $

 13,602,252

 Office Electronics - 1.5%

 1,369,352

 Xerox Corp.

 $

 16,911,497

 Total Technology Hardware & Equipment

 $

 64,821,716

 Semiconductors & Semiconductor Equipment - 1.1%

 Semiconductors - 1.1%

 242,564

 Analog Devices, Inc.

 $

 12,705,502

 Total Semiconductors & Semiconductor Equipment

 $

 12,705,502

 Utilities - 1.2%

 Electric Utilities - 1.2%

 132,943

 NextEra Energy, Inc. *

 $

 12,943,330

 Total Utilities

 $

 12,943,330

 TOTAL COMMON STOCKS

 (Cost $925,511,773)

 $

 1,109,371,011

 TOTAL INVESTMENT IN SECURITIES - 98.4%

 (Cost $925,511,773) (a)

 $

 1,109,371,011

 OTHER ASSETS & LIABILITIES - 1.6%

 $

 18,579,737

 TOTAL NET ASSETS - 100.0%

 $

 1,127,950,748

 *

 Non-income producing security.

 (a)

 At May 31, 2014, the net unrealized appreciation on investments based on cost for federal income tax purposes of $929,903,985 was as follows:

 Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost

 $

 188,463,663

 Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value

 (8,996,637)

 Net unrealized appreciation

 $

 179,467,026

 Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.

 Level 1 – quoted prices in active markets for identical securities

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

 See Notes to Financial Statements - Note 1A.

 Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

 See Notes to Financial Statements - Note 1A.

 Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services or broker dealers) are categorized as Level 3.

 See Notes to Financial Statements - Note 1A.

 The following is a summary of the inputs used as of May 31, 2014, in valuing the Fund's assets:

 Level 1

 Level 2

 Level 3

 Total

 Common stocks

$
1,109,371,011

$
-

-

$
1,109,371,011

 Total

$
1,109,371,011

$
-

-

$
1,109,371,011

 During the period ended May 31, 2014, there were no transfers between Levels 1, 2 and 3.

 ITEM 2. CONTROLS AND PROCEDURES. (a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)). The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report. (b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting. There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting. ITEM 3. EXHIBITS. File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: CERTIFICATIONS I, [identify the certifying individual], certify that: 1. I have reviewed this report on Form N-Q of [identify registrant]; 2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report; 3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed; 4. The registrants other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have: (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared; (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles; (c) Evaluated the effectiveness of the registrants disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and (d) Disclosed in this report any change in the registrants internal control over financial reporting that occurred during the registrants most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting; and 5. The registrants other certifying officer(s) and I have disclosed to the registrants auditors and the audit committee of the registrants board of directors (or persons performing the equivalent functions): (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrants ability to record, process, summarize, and report financial information; and (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrants internal control over financial reporting. Date: [Signature] [Title] Filed herewith. SIGNATURES [See General Instruction F] Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized. (Registrant) Pioneer Series Trust III By (Signature and Title)* /s/ Daniel K. Kingsbury ----------------------- Daniel K. Kingsbury, President Date July 30, 2014 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated. By (Signature and Title)* /s/ Daniel K. Kingsbury ----------------------- Daniel K. Kingsbury, President Date July 30, 2014 By (Signature and Title)* /s/ Mark Bradley ----------------- Mark Bradley, Treasurer Date July 30, 2014 * Print the name and title of each signing officer under his or her signature.